Trade and Other Payables	12 Months Ended
Mar. 31, 2023
Payables [Abstract]
Trade and other payables

10.Trade and other payables:

	March 31,	March 31,
	2023	2022
Trade payables	$20,525,617	$10,667,780
Accrued liabilities and other payables	5,262,167	11,211,335
Employee salaries and benefits payable	1,263,777	576,826
Short-term portion of long-term payables	—	244,908
	$27,051,561	$22,700,849